Discontinued operations and assets held for sale	12 Months Ended
Mar. 31, 2026
Discontinued operations and assets held for sale
Discontinued operations and assets held for sale

7. Discontinued operations and assets held for sale
The Group classifies certain of its assets that it expects to dispose as either discontinued operations or as held for sale.
The Group classifies
non-current
assets and liabilities within disposal groups (‘assets’) as held for sale if the assets are available immediately for sale in their present condition, management is committed to a plan to sell the assets under usual terms, it is highly probable that their carrying amounts will be recovered principally through a sale transaction rather than through continuing use and the sale is expected to be completed within one year from the date of the initial classification.
Assets and liabilities classified as held for sale are presented separately as current items in the consolidated statement of financial position and are measured at the lower of their carrying amount and fair value less costs to sell. Property, plant and equipment and intangible assets are not depreciated or amortised once classified as held for sale. Similarly, equity accounting ceases for associates and joint ventures held for sale.
Where operations constitute a separately reportable segment (see note 2 ‘Revenue disaggregation and segmental analysis’) and have been disposed of, or are classified as held for sale, the Group classifies such operations as discontinued.
Discontinued operations are excluded from the results of continuing operations and are presented as a single amount as profit or loss after tax from discontinued operations in the consolidated income statement. Discontinued operations are also excluded from segment reporting. All other notes to the consolidated financial statements include amounts for continuing operations, unless indicated otherwise.
Transactions between the Group’s continuing and discontinued operations are eliminated in full in the consolidated income statement. To the extent that the Group considers that the commercial relationships with discontinued operations will continue post-disposal, transactions are reflected within continuing operations with an opposite charge or credit reflected within the results of discontinued operations resulting in a net nil impact on the Group’s (Loss)/profit for the financial year for the years presented.
Discontinued operations
On 31 October 2023, the Group announced that it had entered into binding agreements with Zegona Communications plc (’Zegona’) in relation to the disposal of 100% of Vodafone Holdings Europe, S.L.U. (‘Vodafone Spain’). The disposal completed on 31 May 2024.
On 15 March 2024, the Group announced that it had entered into a binding agreement with Swisscom AG (‘Swisscom’) in relation to the disposal of 100% of Vodafone Italia S.p.A. (’Vodafone Italy’). The disposal completed on 31 December 2024.
See note 27 ‘Acquisitions and disposals’ for more information.
The results of Vodafone Spain and Vodafone Italy were reported as discontinued operations in the prior years through to the date of disposal.
A summary of the results from these discontinued operations is below.

	2026 1 €m	2025 € m	2024 € m

(Loss)/profit for the financial year - Discontinued operations

Vodafone Spain	(25)	53	(5)

Vodafone Italy	(83)	(75)	(60)

Total	(108)	(22)	(65)

Loss per share - Discontinued operations

Basic	(0.45)c	(0.08)c	(0.24)c

Diluted	(0.45)c	(0.08)c	(0.24)c
Note:

1.	Relates to the finalisation of the disposal completion accounts in the current financial year.

Segment analysis of discontinued operations
Vodafone Spain
The disposal of Vodafone Spain completed in the comparative period on 31 May 2024. The results of discontinued operations in Spain are detailed below.

	2026 €m	2025 € m	2024 € m

Revenue	–	603	3,773

Cost of sales	–	(321)	(2,593)

Gross profit	–	282	1,180

Selling and distribution expenses	–	(27)	(259)

Administrative expenses	–	(34)	(435)

Net credit losses on financial assets	–	(15)	(120)

Operating profit	–	206	366

Investment income	–	3	29

Financing costs	–	(8)	(56)

Profit before taxation	–	201	339

Income tax credit	–	–	1

Profit after tax of discontinued operations	–	201	340

After tax loss on the re-measurement of disposal group	–	–	(345)

Loss on sale of disposal group	(25)	(148)	–

(Loss)/profit for the financial year from discontinued operations	(25)	53	(5)

Total comprehensive (expense)/income for the financial year from discontinued operations

Attributable to owners of the parent	(25)	53	(5)
Vodafone Italy
The disposal of Vodafone Italy completed in the comparative period on 31 December 2024. The results of discontinued operations in Italy are detailed below.

	2026 €m	2025 € m	2024 € m

Revenue	–	3,356	4,579

Cost of sales	–	(1,293)	(3,438)

Gross profit	–	2,063	1,141

Selling and distribution expenses	–	(160)	(244)

Administrative expenses	–	(356)	(760)

Net credit losses on financial assets	–	(36)	(51)

Operating profit	–	1,511	86

Financing costs	–	(66)	(86)

Profit before taxation	–	1,445	–

Income tax (expense)/credit	–	(387)	23

Profit after tax of discontinued operations	–	1,058	23

After tax loss on the re-measurement of disposal group	–	–	(83)

Loss on sale of disposal group	(83)	(1,133)	–

Loss for the financial year from discontinued operations	(83)	(75)	(60)

Total comprehensive expense for the financial year from discontinued operations

Attributable to owners of the parent	(83)	(72)	(71)
Assets held for sale
On 18 February 2026, the Group announced that it has agreed to sell its interests in VodafoneZiggo Group Holding B.V. (‘VodafoneZiggo’) to Liberty Global plc for
€
1.0 billion in cash and a 10% stake in the new Ziggo Group which will own 100% of both VodafoneZiggo and Liberty Global’s Belgian subsidiary, Telenet Group Holding. The Group’s
€
0.9 billion loan receivable from VodafoneZiggo (see Note 13: Other investments) will be settled from the transaction proceeds. Consequently, the Group’s investment in VodafoneZiggo is classified as held for sale at 31 March 2026.

	31 March 2026 €m	31 March 2025 €m

Non-current assets

Investments in associates and joint ventures	174	–

	174	–